Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$ 28,569	$ 35,340
Total Agency securities (Cost $28,569)				35,340
			Shares
Common stocks: 60.09%
Communication services: 6.46%
Diversified telecommunication services: 0.87%
AT&T Incorporated			214,085	6,157,085
CenturyLink Incorporated			29,593	288,532
Verizon Communications Incorporated			124,209	7,297,279
				13,742,896
Entertainment: 1.35%
Activision Blizzard Incorporated			23,157	2,150,127
Electronic Arts Incorporated			8,723	1,252,623
Live Nation Entertainment Incorporated †			4,293	315,450
Netflix Incorporated †			13,245	7,161,969
Take-Two Interactive Software Incorporated †			3,450	716,876
The Walt Disney Company			54,356	9,848,220
				21,445,265
Interactive media & services: 3.29%
Alphabet Incorporated Class A †			9,025	15,817,576
Alphabet Incorporated Class C †			8,723	15,281,649
Facebook Incorporated Class A †			71,856	19,628,185
Twitter Incorporated †			23,884	1,293,319
				52,020,729
Media: 0.80%
Charter Communications Incorporated Class A †			4,376	2,894,943
Comcast Corporation Class A			136,934	7,175,342
Discovery Incorporated Class A †			4,822	145,094
Discovery Incorporated Class C †			8,868	232,253
DISH Network Corporation Class A †			7,378	238,605
Fox Corporation Class A			10,114	294,520
Fox Corporation Class B			4,633	133,801
Interpublic Group of Companies Incorporated			11,690	274,949
News Corporation Class A			11,727	210,734
News Corporation Class B			3,659	65,020
Omnicom Group Incorporated			6,460	402,910
ViacomCBS Incorporated Class B			16,985	632,861
				12,701,032
Wireless telecommunication services: 0.15%
T-Mobile US Incorporated †			17,542	2,365,539
Consumer discretionary: 7.65%
Auto components: 0.09%
Aptiv plc			8,157	1,062,776
BorgWarner Incorporated			7,369	284,738
				1,347,514
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Automobiles: 1.20%
Ford Motor Company	117,512	$ 1,032,930
General Motors Company	37,813	1,574,533
Tesla Motors Incorporated †	23,160	16,343,317
		18,950,780
Distributors: 0.07%
Genuine Parts Company	4,337	435,565
LKQ Corporation †	8,436	297,285
Pool Corporation	1,209	450,353
		1,183,203
Hotels, restaurants & leisure: 1.02%
Carnival Corporation	22,385	484,859
Chipotle Mexican Grill Incorporated †	837	1,160,676
Darden Restaurants Incorporated	3,909	465,640
Domino's Pizza Incorporated	1,180	452,483
Hilton Worldwide Holdings Incorporated	8,355	929,577
Las Vegas Sands Corporation	9,857	587,477
Marriott International Incorporated Class A	8,001	1,055,492
McDonald's Corporation	22,371	4,800,369
MGM Resorts International	12,326	388,392
Norwegian Cruise Line Holdings Limited †	9,476	240,975
Royal Caribbean Cruises Limited	5,645	421,625
Starbucks Corporation	35,245	3,770,510
Wynn Resorts Limited	2,912	328,561
Yum! Brands Incorporated	9,062	983,771
		16,070,407
Household durables: 0.23%
D.R. Horton Incorporated	9,939	684,996
Garmin Limited	4,487	536,914
Leggett & Platt Incorporated	4,011	177,687
Lennar Corporation Class A	8,241	628,211
Mohawk Industries Incorporated †	1,805	254,415
Newell Rubbermaid Incorporated	11,368	241,343
NVR Incorporated †	105	428,385
Pulte Group Incorporated	8,034	346,426
Whirlpool Corporation	1,879	339,141
		3,637,518
Internet & direct marketing retail: 2.94%
Amazon.com Incorporated †	12,751	41,529,114
Booking Holdings Incorporated †	1,235	2,750,678
eBay Incorporated	19,547	982,237
Etsy Incorporated †	3,839	682,996
Expedia Group Incorporated	4,092	541,781
		46,486,806
Leisure products: 0.02%
Hasbro Incorporated	3,834	358,632
Multiline retail: 0.31%
Dollar General Corporation	7,344	1,544,443
See accompanying notes to portfolio of investments

2  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Multiline retail (continued)
Dollar Tree Incorporated †	7,060	$ 762,762
Target Corporation	15,066	2,659,601
		4,966,806
Specialty retail: 1.32%
Advance Auto Parts Incorporated	2,035	320,533
AutoZone Incorporated †	695	823,881
Best Buy Company Incorporated	6,924	690,946
CarMax Incorporated †	4,966	469,088
L Brands Incorporated	7,013	260,813
Lowe's Companies Incorporated	21,995	3,530,417
O'Reilly Automotive Incorporated †	2,172	982,982
Ross Stores Incorporated	10,698	1,313,821
The Gap Incorporated	6,201	125,198
The Home Depot Incorporated	32,322	8,585,370
The TJX Companies Incorporated	36,078	2,463,767
Tiffany & Company	3,250	427,213
Tractor Supply Company	3,504	492,592
Ulta Beauty Incorporated †	1,695	486,736
		20,973,357
Textiles, apparel & luxury goods: 0.45%
HanesBrands Incorporated	10,486	152,886
Nike Incorporated Class B	37,793	5,346,576
PVH Corporation	2,138	200,737
Ralph Lauren Corporation	1,450	150,423
Tapestry Incorporated	8,401	261,103
Under Armour Incorporated Class A †	5,739	98,539
Under Armour Incorporated Class C †	5,909	87,926
VF Corporation	9,641	823,438
		7,121,628
Consumer staples: 3.91%
Beverages: 0.97%
Brown-Forman Corporation Class B	5,479	435,197
Constellation Brands Incorporated Class A	5,097	1,116,498
Molson Coors Brewing Company Class B	5,661	255,821
Monster Beverage Corporation †	11,120	1,028,378
PepsiCo Incorporated	41,554	6,162,458
The Coca-Cola Company	116,308	6,378,331
		15,376,683
Food & staples retailing: 0.87%
Costco Wholesale Corporation	13,274	5,001,378
Sysco Corporation	15,334	1,138,703
The Kroger Company	23,234	737,912
Walgreens Boots Alliance Incorporated	21,588	860,929
Walmart Incorporated	41,658	6,005,001
		13,743,923
Food products: 0.60%
Archer Daniels Midland Company	16,752	844,468
Campbell Soup Company	6,074	293,678
ConAgra Foods Incorporated	14,665	531,753
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Food products (continued)
General Mills Incorporated	18,340	$ 1,078,392
Hormel Foods Corporation	8,434	393,109
Kellogg Company	7,638	475,313
Lamb Weston Holdings Incorporated	4,407	347,007
McCormick & Company Incorporated	7,473	714,419
Mondelez International Incorporated Class A	42,963	2,512,047
The Hershey Company	4,429	674,670
The J.M. Smucker Company	3,430	396,508
The Kraft Heinz Company	19,433	673,548
Tyson Foods Incorporated Class A	8,835	569,327
		9,504,239
Household products: 0.97%
Church & Dwight Company Incorporated	7,452	650,038
Colgate-Palmolive Company	25,761	2,202,823
Kimberly-Clark Corporation	10,219	1,377,828
The Clorox Company	3,786	764,469
The Procter & Gamble Company	74,491	10,364,678
		15,359,836
Personal products: 0.11%
The Estee Lauder Companies Incorporated Class A	6,810	1,812,754
Tobacco: 0.39%
Altria Group Incorporated	55,942	2,293,622
Philip Morris International Incorporated	46,772	3,872,254
		6,165,876
Energy: 1.37%
Energy equipment & services: 0.13%
Baker Hughes Incorporated	20,675	431,074
Halliburton Company	26,719	504,989
NOV Incorporated	11,745	161,259
Schlumberger Limited	42,094	918,912
TechnipFMC plc	12,667	119,070
		2,135,304
Oil, gas & consumable fuels: 1.24%
Apache Corporation	11,390	161,624
Cabot Oil & Gas Corporation	11,997	195,311
Chevron Corporation	57,793	4,880,619
Concho Resources Incorporated	5,934	346,249
ConocoPhillips	32,327	1,292,757
Devon Energy Corporation	11,601	183,412
Diamondback Energy Incorporated	4,802	232,417
EOG Resources Incorporated	17,705	882,948
Exxon Mobil Corporation	126,625	5,219,483
Hess Corporation	8,283	437,260
HollyFrontier Corporation	4,493	116,144
Kinder Morgan Incorporated	58,322	797,262
Marathon Oil Corporation	23,867	159,193
Marathon Petroleum Corporation	19,600	810,656
Occidental Petroleum Corporation	25,352	438,843
ONEOK Incorporated	13,331	511,644
Phillips 66	13,197	922,998
See accompanying notes to portfolio of investments

4  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Pioneer Natural Resources Company	4,975	$ 566,603
The Williams Companies Incorporated	36,348	728,777
Valero Energy Corporation	12,308	696,264
		19,580,464
Financials: 6.28%
Banks: 2.33%
Bank of America Corporation	228,599	6,928,836
Citigroup Incorporated	62,572	3,858,190
Citizens Financial Group Incorporated	12,899	461,268
Comerica Incorporated	4,185	233,774
Fifth Third Bancorp	21,445	591,239
First Republic Bank	5,246	770,795
Huntington Bancshares Incorporated	30,701	387,754
JPMorgan Chase & Company	91,646	11,645,457
KeyCorp	29,439	483,094
M&T Bank Corporation	3,864	491,887
People's United Financial Incorporated	12,826	165,840
PNC Financial Services Group Incorporated	12,765	1,901,985
Regions Financial Corporation	28,909	466,013
SVB Financial Group †	1,563	606,178
Truist Financial Corporation	40,611	1,946,485
US Bancorp	41,257	1,922,164
Wells Fargo & Company ♠	124,251	3,749,895
Zions Bancorporation	4,937	214,463
		36,825,317
Capital markets: 1.66%
Ameriprise Financial Incorporated	3,547	689,289
Bank of New York Mellon Corporation	24,517	1,040,501
BlackRock Incorporated	4,256	3,070,874
Cboe Global Markets Incorporated	3,251	302,733
CME Group Incorporated	10,770	1,960,679
Franklin Resources Incorporated	8,189	204,643
Intercontinental Exchange Incorporated	16,888	1,947,018
Invesco Limited	11,359	197,987
MarketAxess Holdings Incorporated	1,137	648,727
Moody's Corporation	4,874	1,414,630
Morgan Stanley	42,945	2,943,003
MSCI Incorporated	2,494	1,113,646
Northern Trust Corporation	6,250	582,125
Raymond James Financial Incorporated	3,658	349,961
S&P Global Incorporated	7,250	2,383,293
State Street Corporation	10,604	771,759
T. Rowe Price Group Incorporated	6,807	1,030,512
The Charles Schwab Corporation	44,775	2,374,866
The Goldman Sachs Group Incorporated	10,348	2,728,871
The NASDAQ OMX Group Incorporated	3,455	458,617
		26,213,734
Consumer finance: 0.32%
American Express Company	19,615	2,371,650
Capital One Financial Corporation	13,809	1,365,020
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  5

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Consumer finance (continued)
Discover Financial Services	9,220	$ 834,687
Synchrony Financial	16,309	566,085
		5,137,442
Diversified financial services: 0.86%
Berkshire Hathaway Incorporated Class B †	58,529	13,571,119
Insurance: 1.11%
AFLAC Incorporated	19,601	871,656
American International Group Incorporated	25,874	979,590
Aon plc Class A	6,858	1,448,890
Arthur J. Gallagher & Company	5,778	714,796
Assurant Incorporated	1,783	242,880
Chubb Limited	13,575	2,089,464
Cincinnati Financial Corporation	4,498	392,990
Everest Reinsurance Group Limited	1,203	281,610
Globe Life Incorporated	2,891	274,529
Lincoln National Corporation	5,461	274,743
Loews Corporation	7,027	316,356
Marsh & McLennan Companies Incorporated	15,248	1,784,016
MetLife Incorporated	22,964	1,078,160
Principal Financial Group Incorporated	7,677	380,856
Progressive Corporation	17,583	1,738,607
Prudential Financial Incorporated	11,927	931,141
The Allstate Corporation	9,140	1,004,760
The Hartford Financial Services Group Incorporated	10,766	527,319
The Travelers Companies Incorporated	7,613	1,068,637
UnumProvident Corporation	6,125	140,508
W.R. Berkley Corporation	4,229	280,890
Willis Towers Watson plc	3,863	813,857
		17,636,255
Health care: 8.09%
Biotechnology: 1.13%
AbbVie Incorporated	52,954	5,674,021
Alexion Pharmaceuticals Incorporated †	6,575	1,027,278
Amgen Incorporated	17,488	4,020,841
Biogen Incorporated †	4,628	1,133,212
Gilead Sciences Incorporated	37,657	2,193,897
Incyte Corporation †	5,578	485,174
Regeneron Pharmaceuticals Incorporated †	3,139	1,516,482
Vertex Pharmaceuticals Incorporated †	7,795	1,842,270
		17,893,175
Health care equipment & supplies: 2.29%
Abbott Laboratories	53,331	5,839,211
ABIOMED Incorporated †	1,360	440,912
Align Technology Incorporated †	2,160	1,154,261
Baxter International Incorporated	15,332	1,230,240
Becton Dickinson & Company	8,705	2,178,165
Boston Scientific Corporation †	43,043	1,547,396
Danaher Corporation	18,974	4,214,884
Dentsply Sirona Incorporated	6,561	343,534
DexCom Incorporated †	2,908	1,075,146
Edwards Lifesciences Corporation †	18,720	1,707,826
See accompanying notes to portfolio of investments

6  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Hologic Incorporated †	7,742	$ 563,850
IDEXX Laboratories Incorporated †	2,565	1,282,167
Intuitive Surgical Incorporated †	3,534	2,891,165
Medtronic plc	40,453	4,738,664
ResMed Incorporated	4,354	925,486
STERIS plc	2,564	485,981
Stryker Corporation	9,838	2,410,704
Teleflex Incorporated	1,401	576,610
The Cooper Companies Incorporated	1,473	535,170
Varian Medical Systems Incorporated †	2,745	480,402
West Pharmaceutical Services Incorporated	2,221	629,232
Zimmer Biomet Holdings Incorporated	6,223	958,902
		36,209,908
Health care providers & services: 1.58%
AmerisourceBergen Corporation	4,419	432,001
Anthem Incorporated	7,470	2,398,542
Cardinal Health Incorporated	8,834	473,149
Centene Corporation †	17,418	1,045,603
Cigna Corporation	10,851	2,258,961
CVS Health Corporation	39,410	2,691,703
DaVita HealthCare Partners Incorporated †	2,211	259,571
HCA Healthcare Incorporated	7,923	1,303,017
Henry Schein Incorporated †	4,293	287,030
Humana Incorporated	3,974	1,630,413
Laboratory Corporation of America Holdings †	2,925	595,384
McKesson Corporation	4,819	838,120
Quest Diagnostics Incorporated	4,048	482,400
UnitedHealth Group Incorporated	28,465	9,982,106
Universal Health Services Incorporated Class B	2,339	321,613
		24,999,613
Health care technology: 0.05%
Cerner Corporation	9,204	722,330
Life sciences tools & services: 0.72%
Agilent Technologies Incorporated	9,174	1,087,027
Bio-Rad Laboratories Incorporated Class A †	646	376,579
Illumina Incorporated †	4,388	1,623,560
IQVIA Holdings Incorporated †	5,764	1,032,736
Mettler-Toledo International Incorporated †	716	816,011
PerkinElmer Incorporated	3,368	483,308
Thermo Fisher Scientific Incorporated	11,895	5,540,453
Waters Corporation †	1,863	460,943
		11,420,617
Pharmaceuticals: 2.32%
Bristol-Myers Squibb Company	68,082	4,223,126
Catalent Incorporated †	4,953	515,459
Eli Lilly & Company	23,852	4,027,172
Johnson & Johnson	79,272	12,475,827
Merck & Company Incorporated	75,793	6,199,867
Perrigo Company plc	4,092	182,994
Pfizer Incorporated	166,374	6,124,227
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  7

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Viatris Incorporated †	36,672	$ 687,233
Zoetis Incorporated	14,302	2,366,981
		36,802,886
Industrials: 5.05%
Aerospace & defense: 0.96%
General Dynamics Corporation	6,992	1,040,549
Howmet Aerospace Incorporated	11,712	334,260
Huntington Ingalls Industries Incorporated	1,218	207,645
L3Harris Technologies Incorporated	6,319	1,194,417
Lockheed Martin Corporation	7,400	2,626,852
Northrop Grumman Corporation	4,655	1,418,472
Raytheon Technologies Corporation	45,706	3,268,436
Teledyne Technologies Incorporated †	1,110	435,098
Textron Incorporated	6,893	333,139
The Boeing Company	15,953	3,414,899
TransDigm Group Incorporated	1,639	1,014,295
		15,288,062
Air freight & logistics: 0.40%
C.H. Robinson Worldwide Incorporated	4,075	382,520
Expeditors International of Washington Incorporated	5,087	483,825
FedEx Corporation	7,267	1,886,659
United Parcel Service Incorporated Class B	21,402	3,604,097
		6,357,101
Airlines: 0.16%
Alaska Air Group Incorporated	3,731	194,012
American Airlines Group Incorporated «	18,533	292,265
Delta Air Lines Incorporated	19,202	772,112
Southwest Airlines Company	17,697	824,857
United Airlines Holdings Incorporated †	8,865	383,411
		2,466,657
Building products: 0.27%
A.O. Smith Corporation	4,064	222,788
Allegion plc	2,771	322,489
Carrier Global Corporation	24,638	929,345
Fortune Brands Home & Security Incorporated	4,179	358,224
Johnson Controls International plc	21,750	1,013,333
Masco Corporation	7,863	431,915
Trane Technologies plc	7,225	1,048,781
		4,326,875
Commercial services & supplies: 0.25%
Cintas Corporation	2,642	933,841
Copart Incorporated †	6,216	790,986
Republic Services Incorporated	6,326	609,194
Rollins Incorporated	6,640	259,425
Waste Management Incorporated	11,700	1,379,781
		3,973,227
See accompanying notes to portfolio of investments

8  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Construction & engineering: 0.05%
Jacobs Engineering Group Incorporated	3,900	$ 424,944
Quanta Services Incorporated	4,177	300,828
		725,772
Electrical equipment: 0.29%
AMETEK Incorporated	6,921	837,026
Eaton Corporation plc	12,009	1,442,761
Emerson Electric Company	17,991	1,445,937
Rockwell Automation Incorporated	3,500	877,835
		4,603,559
Industrial conglomerates: 0.74%
3M Company	17,339	3,030,684
General Electric Company	262,751	2,837,711
Honeywell International Incorporated	21,117	4,491,586
Roper Technologies Incorporated	3,155	1,360,089
		11,720,070
Machinery: 1.00%
Caterpillar Incorporated	16,295	2,966,016
Cummins Incorporated	4,456	1,011,958
Deere & Company	9,417	2,533,644
Dover Corporation	4,333	547,041
Flowserve Corporation	3,922	144,526
Fortive Corporation	10,161	719,602
IDEX Corporation	2,277	453,578
Illinois Tool Works Incorporated	8,684	1,770,494
Ingersoll Rand Incorporated †	11,198	510,181
Otis Worldwide Corporation	12,265	828,501
PACCAR Incorporated	10,424	899,383
Parker-Hannifin Corporation	3,879	1,056,678
Pentair plc	5,013	266,140
Snap-on Incorporated	1,630	278,958
Stanley Black & Decker Incorporated	4,831	862,623
Wabtec Corporation	5,372	393,230
Xylem Incorporated	5,426	552,313
		15,794,866
Professional services: 0.20%
Equifax Incorporated	3,660	705,794
IHS Markit Limited	11,233	1,009,060
Nielsen Holdings plc	10,712	223,559
Robert Half International Incorporated	3,429	214,244
Verisk Analytics Incorporated	4,882	1,013,454
		3,166,111
Road & rail: 0.61%
CSX Corporation	23,042	2,091,062
J.B. Hunt Transport Services Incorporated	2,506	342,445
Kansas City Southern	2,816	574,830
Norfolk Southern Corporation	7,641	1,815,578
Old Dominion Freight Line Incorporated	2,891	564,265
Union Pacific Corporation	20,295	4,225,825
		9,614,005
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  9

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Trading companies & distributors: 0.12%
Fastenal Company	17,232	$ 841,439
United Rentals Incorporated †	2,173	503,940
W.W. Grainger Incorporated	1,358	554,526
		1,899,905
Information technology: 16.58%
Communications equipment: 0.48%
Arista Networks Incorporated †	1,634	474,791
Cisco Systems Incorporated	126,751	5,672,107
F5 Networks Incorporated †	1,847	324,961
Juniper Networks Incorporated	9,914	223,164
Motorola Solutions Incorporated	5,088	865,265
		7,560,288
Electronic equipment, instruments & components: 0.36%
Amphenol Corporation Class A	8,992	1,175,884
CDW Corporation of Delaware	4,303	567,092
Corning Incorporated	22,954	826,344
FLIR Systems Incorporated	3,939	172,646
IPG Photonics Corporation †	1,073	240,127
Keysight Technologies Incorporated †	5,570	735,741
TE Connectivity Limited	9,954	1,205,131
Vontier Corporation †	4,056	135,470
Zebra Technologies Corporation Class A †	1,603	616,081
		5,674,516
IT services: 3.30%
Accenture plc Class A	19,038	4,972,916
Akamai Technologies Incorporated †	4,887	513,086
Automatic Data Processing Incorporated	12,879	2,269,280
Broadridge Financial Solutions Incorporated	3,478	532,830
Cognizant Technology Solutions Corporation Class A	16,076	1,317,428
DXC Technology Company	7,630	196,473
Fidelity National Information Services Incorporated	18,606	2,632,005
Fiserv Incorporated †	17,282	1,967,729
FleetCor Technologies Incorporated †	2,506	683,712
Gartner Incorporated †	2,681	429,469
Global Payments Incorporated	8,974	1,933,179
International Business Machines Corporation	26,802	3,373,836
Jack Henry & Associates Incorporated	2,295	371,767
Leidos Holdings Incorporated	4,019	422,477
MasterCard Incorporated Class A	26,528	9,468,904
Paychex Incorporated	9,614	895,833
PayPal Holdings Incorporated †	35,248	8,255,082
The Western Union Company	12,363	271,244
VeriSign Incorporated †	3,012	651,797
Visa Incorporated Class A	50,922	11,138,169
		52,297,216
Semiconductors & semiconductor equipment: 3.09%
Advanced Micro Devices Incorporated †	36,384	3,336,777
Analog Devices Incorporated	11,119	1,642,610
Applied Materials Incorporated	27,501	2,373,336
Broadcom Incorporated	12,154	5,321,629
See accompanying notes to portfolio of investments

10  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Intel Corporation	123,157	$ 6,135,682
KLA Corporation	4,646	1,202,896
Lam Research Corporation	4,329	2,044,457
Maxim Integrated Products Incorporated	8,040	712,746
Microchip Technology Incorporated	7,841	1,082,921
Micron Technology Incorporated †	33,492	2,517,929
NVIDIA Corporation	18,723	9,777,151
Qorvo Incorporated †	3,446	572,966
QUALCOMM Incorporated	33,950	5,171,943
Skyworks Solutions Incorporated	4,996	763,788
Teradyne Incorporated	5,004	599,930
Texas Instruments Incorporated	27,610	4,531,629
Xilinx Incorporated	7,374	1,045,412
		48,833,802
Software: 5.15%
Adobe Incorporated †	14,404	7,203,728
ANSYS Incorporated †	2,580	938,604
Autodesk Incorporated †	6,603	2,016,160
Cadence Design Systems Incorporated †	8,386	1,144,102
Citrix Systems Incorporated	3,697	480,980
Fortinet Incorporated †	4,036	599,467
Intuit Incorporated	7,872	2,990,179
Microsoft Corporation	226,671	50,416,164
NortonLifeLock Incorporated	17,753	368,907
Oracle Corporation	56,905	3,681,184
Paycom Software Incorporated †	1,471	665,260
Salesforce.com Incorporated †	27,506	6,120,910
ServiceNow Incorporated †	5,866	3,228,822
Synopsys Incorporated †	4,587	1,189,134
Tyler Technologies Incorporated †	1,212	529,062
		81,572,663
Technology hardware, storage & peripherals: 4.20%
Apple Incorporated	478,622	63,508,353
Hewlett Packard Enterprise Company	38,601	457,422
HP Incorporated	41,111	1,010,919
NetApp Incorporated	6,681	442,549
Seagate Technology plc	6,707	416,907
Western Digital Corporation	9,127	505,545
Xerox Holdings Corporation	5,003	116,020
		66,457,715
Materials: 1.58%
Chemicals: 1.10%
Air Products & Chemicals Incorporated	6,645	1,815,547
Albemarle Corporation	3,193	471,031
Celanese Corporation Series A	3,523	457,779
CF Industries Holdings Incorporated	6,430	248,905
Corteva Incorporated	22,457	869,535
Dow Incorporated	22,357	1,240,814
DuPont de Nemours Incorporated	22,160	1,575,798
Eastman Chemical Company	4,079	409,042
Ecolab Incorporated	7,456	1,613,180
FMC Corporation	3,908	449,146
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  11

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Chemicals (continued)
International Flavors & Fragrances Incorporated «	3,220	$ 350,465
Linde plc	15,798	4,162,931
LyondellBasell Industries NV Class A	7,743	709,723
PPG Industries Incorporated	7,095	1,023,241
The Mosaic Company	10,386	238,982
The Sherwin-Williams Company	2,452	1,801,999
		17,438,118
Construction materials: 0.07%
Martin Marietta Materials Incorporated	1,875	532,444
Vulcan Materials Company	3,990	591,757
		1,124,201
Containers & packaging: 0.22%
Amcor plc	47,228	555,874
Avery Dennison Corporation	2,512	389,636
Ball Corporation	9,820	915,028
International Paper Company	11,835	588,436
Packaging Corporation of America	2,852	393,319
Sealed Air Corporation	4,669	213,794
WestRock Company	7,907	344,192
		3,400,279
Metals & mining: 0.19%
Freeport-McMoRan Incorporated	43,970	1,144,099
Newmont Corporation	24,283	1,454,309
Nucor Corporation	9,094	483,710
		3,082,118
Real estate: 1.46%
Equity REITs: 1.42%
Alexandria Real Estate Equities Incorporated	3,725	663,870
American Tower Corporation	13,371	3,001,255
AvalonBay Communities Incorporated	4,200	673,806
Boston Properties Incorporated	4,274	404,021
Crown Castle International Corporation	12,977	2,065,809
Digital Realty Trust Incorporated	8,419	1,174,535
Duke Realty Corporation	11,169	446,425
Equinix Incorporated	2,667	1,904,718
Equity Residential	10,325	612,066
Essex Property Trust Incorporated	1,964	466,293
Extra Space Storage Incorporated	3,888	450,464
Federal Realty Investment Trust	2,063	175,603
Healthpeak Properties Incorporated	16,135	487,761
Host Hotels & Resorts Incorporated	21,150	309,425
Iron Mountain Incorporated	8,658	255,238
Kimco Realty Corporation	13,029	195,565
Mid-America Apartment Communities Incorporated	3,437	435,434
Prologis Incorporated	22,261	2,218,531
Public Storage Incorporated	4,574	1,056,274
Realty Income Corporation	10,547	655,707
Regency Centers Corporation	4,722	215,276
SBA Communications Corporation	3,340	942,314
Simon Property Group Incorporated	9,819	837,364
See accompanying notes to portfolio of investments

12  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Equity REITs (continued)
SL Green Realty Corporation	2,174	$ 129,527
UDR Incorporated	8,869	340,836
Ventas Incorporated	11,237	551,062
Vornado Realty Trust	4,713	175,983
Welltower Incorporated	12,529	809,624
Weyerhaeuser Company	22,457	752,983
		22,407,769
Real estate management & development: 0.04%
CBRE Group Incorporated Class A †	10,081	632,280
Utilities: 1.66%
Electric utilities: 1.06%
Alliant Energy Corporation	7,512	387,093
American Electric Power Company Incorporated	14,943	1,244,304
Duke Energy Corporation	22,122	2,025,490
Edison International	11,367	714,075
Entergy Corporation	6,033	602,335
Evergy Incorporated	6,836	379,466
Eversource Energy	10,307	891,659
Exelon Corporation	29,306	1,237,299
FirstEnergy Corporation	16,366	500,963
NextEra Energy Incorporated	58,926	4,546,141
NRG Energy Incorporated	7,337	275,504
Pinnacle West Capital Corporation	3,381	270,311
PPL Corporation	23,144	652,661
The Southern Company	31,771	1,951,693
Xcel Energy Incorporated	15,806	1,053,786
		16,732,780
Gas utilities: 0.02%
Atmos Energy Corporation	3,778	360,535
Independent power & renewable electricity producers: 0.03%
AES Corporation	19,985	469,648
Multi-utilities: 0.50%
Ameren Corporation	7,434	580,298
CenterPoint Energy Incorporated	16,392	354,723
CMS Energy Corporation	8,630	526,516
Consolidated Edison Incorporated	10,303	744,598
Dominion Energy Incorporated	24,534	1,844,957
DTE Energy Company	5,824	707,092
NiSource Incorporated	11,540	264,728
Public Service Enterprise Group Incorporated	15,219	887,268
Sempra Energy	8,667	1,104,262
WEC Energy Group Incorporated	9,488	873,181
		7,887,623
Water utilities: 0.05%
American Water Works Company Incorporated	5,447	835,951
Total Common stocks (Cost $319,252,339)		951,187,299
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  13

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	0.48%	12-25-2034	$ 4,778	$ 4,849
Total Non-agency mortgage-backed securities (Cost $4,778)				4,849
U.S. Treasury securities: 37.46%
U.S. Treasury Bond	1.13	5-15-2040	2,251,000	2,133,526
U.S. Treasury Bond	1.13	8-15-2040	2,981,000	2,817,511
U.S. Treasury Bond	1.25	5-15-2050	3,785,000	3,426,016
U.S. Treasury Bond	1.38	11-15-2040	1,746,000	1,723,357
U.S. Treasury Bond	1.38	8-15-2050	3,103,000	2,899,366
U.S. Treasury Bond	1.50	1-31-2027	1,873,000	1,984,575
U.S. Treasury Bond	1.50	2-15-2030	4,305,000	4,551,697
U.S. Treasury Bond	1.63	11-15-2050	1,737,000	1,726,687
U.S. Treasury Bond	2.00	2-15-2050	3,135,000	3,397,679
U.S. Treasury Bond	2.13	9-30-2024	1,844,000	1,973,656
U.S. Treasury Bond	2.13	11-30-2024	1,852,000	1,986,776
U.S. Treasury Bond	2.25	8-15-2046	1,961,000	2,234,008
U.S. Treasury Bond	2.25	8-15-2049	3,118,000	3,560,853
U.S. Treasury Bond	2.38	11-15-2049	2,096,000	2,457,151
U.S. Treasury Bond	2.50	2-15-2045	2,144,000	2,552,030
U.S. Treasury Bond	2.50	2-15-2046	1,960,000	2,337,070
U.S. Treasury Bond	2.50	5-15-2046	1,949,000	2,323,878
U.S. Treasury Bond	2.75	8-15-2042	1,218,000	1,507,513
U.S. Treasury Bond	2.75	11-15-2042	1,369,000	1,693,228
U.S. Treasury Bond	2.75	8-15-2047	1,864,000	2,332,330
U.S. Treasury Bond	2.75	11-15-2047	1,853,000	2,320,810
U.S. Treasury Bond	2.88	5-15-2028	3,462,000	4,009,294
U.S. Treasury Bond	2.88	5-15-2043	1,822,000	2,299,421
U.S. Treasury Bond	2.88	8-15-2045	2,027,000	2,574,211
U.S. Treasury Bond	2.88	11-15-2046	1,779,000	2,268,503
U.S. Treasury Bond	2.88	5-15-2049	2,582,000	3,326,947
U.S. Treasury Bond	3.00	5-15-2042	776,000	996,402
U.S. Treasury Bond	3.00	11-15-2044	1,951,000	2,520,448
U.S. Treasury Bond	3.00	5-15-2045	1,907,000	2,469,714
U.S. Treasury Bond	3.00	11-15-2045	1,791,000	2,326,411
U.S. Treasury Bond	3.00	2-15-2047	1,889,000	2,465,293
U.S. Treasury Bond	3.00	5-15-2047	1,921,000	2,510,882
U.S. Treasury Bond	3.00	2-15-2048	2,119,000	2,776,304
U.S. Treasury Bond	3.00	8-15-2048	2,099,000	2,755,839
U.S. Treasury Bond	3.00	2-15-2049	2,614,000	3,441,290
U.S. Treasury Bond	3.13	11-15-2041	846,000	1,104,691
U.S. Treasury Bond	3.13	2-15-2042	919,000	1,203,100
U.S. Treasury Bond	3.13	2-15-2043	1,334,000	1,746,758
U.S. Treasury Bond	3.13	8-15-2044	1,999,000	2,631,730
U.S. Treasury Bond	3.13	5-15-2048	2,283,000	3,058,685
U.S. Treasury Bond	3.38	5-15-2044	1,848,000	2,522,809
U.S. Treasury Bond	3.38	11-15-2048	2,541,000	3,562,164
U.S. Treasury Bond	3.50	2-15-2039	731,000	991,362
U.S. Treasury Bond	3.63	8-15-2043	1,504,000	2,120,523
U.S. Treasury Bond	3.63	2-15-2044	1,897,000	2,681,661
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,318,091
U.S. Treasury Bond	3.75	11-15-2043	1,660,000	2,385,342
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,353,889
U.S. Treasury Bond	4.25	5-15-2039	681,000	1,009,316
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,465,424
See accompanying notes to portfolio of investments

14  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	4.38%	2-15-2038	$ 381,000	$ 565,755
U.S. Treasury Bond	4.38	11-15-2039	757,000	1,143,277
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,633,802
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,288,885
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,227,219
U.S. Treasury Bond	4.50	5-15-2038	428,000	645,628
U.S. Treasury Bond	4.50	8-15-2039	721,000	1,101,722
U.S. Treasury Bond	4.63	2-15-2040	730,000	1,136,519
U.S. Treasury Bond	4.75	2-15-2037	264,000	402,033
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,729,234
U.S. Treasury Bond	5.00	5-15-2037	375,000	587,124
U.S. Treasury Bond	5.25	11-15-2028	479,000	645,527
U.S. Treasury Bond	5.25	2-15-2029	349,000	472,868
U.S. Treasury Bond	5.38	2-15-2031	752,000	1,080,442
U.S. Treasury Bond	5.50	8-15-2028	369,000	500,745
U.S. Treasury Bond	6.13	11-15-2027	525,000	720,809
U.S. Treasury Bond	6.13	8-15-2029	293,000	424,438
U.S. Treasury Bond	6.25	5-15-2030	478,000	712,071
U.S. Treasury Bond	6.38	8-15-2027	224,000	308,744
U.S. Treasury Bond	6.88	8-15-2025	224,000	291,288
U.S. Treasury Note	0.13	4-30-2022	2,499,000	2,499,586
U.S. Treasury Note	0.13	5-31-2022	2,659,000	2,659,519
U.S. Treasury Note	0.13	5-15-2023	2,501,000	2,500,121
U.S. Treasury Note	0.13	7-15-2023	2,396,000	2,394,690
U.S. Treasury Note	0.13	8-15-2023	2,616,000	2,614,365
U.S. Treasury Note	0.13	9-15-2023	2,914,000	2,911,723
U.S. Treasury Note	0.13	10-15-2023	2,974,000	2,971,677
U.S. Treasury Note	0.25	4-15-2023	2,385,000	2,390,683
U.S. Treasury Note	0.25	11-15-2023	3,497,000	3,506,562
U.S. Treasury Note	0.25	5-31-2025	2,714,000	2,708,381
U.S. Treasury Note	0.25	6-30-2025	2,925,000	2,917,002
U.S. Treasury Note	0.25	7-31-2025	3,039,000	3,029,503
U.S. Treasury Note	0.25	8-31-2025	3,153,000	3,142,162
U.S. Treasury Note	0.25	9-30-2025	3,464,000	3,450,198
U.S. Treasury Note	0.25	10-31-2025	3,586,000	3,569,751
U.S. Treasury Note	0.38	4-30-2025	2,591,000	2,600,008
U.S. Treasury Note	0.38	11-30-2025	3,685,000	3,689,318
U.S. Treasury Note	0.38	7-31-2027	2,771,000	2,733,548
U.S. Treasury Note	0.38	9-30-2027	3,141,000	3,091,677
U.S. Treasury Note	0.50	3-15-2023	2,052,000	2,068,512
U.S. Treasury Note	0.50	3-31-2025	2,469,000	2,491,375
U.S. Treasury Note	0.50	4-30-2027	2,015,000	2,009,254
U.S. Treasury Note	0.50	5-31-2027	2,282,000	2,273,086
U.S. Treasury Note	0.50	6-30-2027	2,520,000	2,508,483
U.S. Treasury Note	0.50	8-31-2027	2,918,000	2,899,079
U.S. Treasury Note	0.50	10-31-2027	3,418,000	3,389,695
U.S. Treasury Note	0.63	3-31-2027	1,681,000	1,690,456
U.S. Treasury Note	0.63	11-30-2027	3,631,000	3,628,731
U.S. Treasury Note	0.63	5-15-2030	3,675,000	3,590,590
U.S. Treasury Note	0.63	8-15-2030	4,582,000	4,464,586
U.S. Treasury Note	0.88	11-15-2030	2,681,000	2,670,527
U.S. Treasury Note	1.13	8-31-2021	1,807,000	1,819,282
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,204,495
U.S. Treasury Note	1.13	2-28-2025	2,444,000	2,529,826
U.S. Treasury Note	1.13	2-28-2027	964,000	999,322
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  15

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.25%	10-31-2021	$ 2,188,000	$ 2,208,342
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,880,941
U.S. Treasury Note	1.25	8-31-2024	1,400,000	1,452,117
U.S. Treasury Note	1.38	1-31-2022	2,315,000	2,346,108
U.S. Treasury Note	1.38	10-15-2022	2,223,000	2,272,410
U.S. Treasury Note	1.38	2-15-2023	1,589,000	1,630,773
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,785,938
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,876,194
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,837,660
U.S. Treasury Note	1.38	1-31-2025	2,372,000	2,478,369
U.S. Treasury Note	1.38	8-31-2026	1,787,000	1,879,142
U.S. Treasury Note	1.50	10-31-2021	2,358,000	2,384,896
U.S. Treasury Note	1.50	11-30-2021	2,360,000	2,389,500
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,649,121
U.S. Treasury Note	1.50	8-15-2022	2,254,000	2,304,099
U.S. Treasury Note	1.50	9-15-2022	2,264,000	2,316,797
U.S. Treasury Note	1.50	1-15-2023	2,250,000	2,312,578
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,683,028
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,730,026
U.S. Treasury Note	1.50	9-30-2024	2,442,000	2,556,850
U.S. Treasury Note	1.50	10-31-2024	2,391,000	2,505,600
U.S. Treasury Note	1.50	11-30-2024	2,394,000	2,510,053
U.S. Treasury Note	1.50	8-15-2026	3,430,000	3,630,977
U.S. Treasury Note	1.63	12-31-2021	2,357,000	2,392,355
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,280,322
U.S. Treasury Note	1.63	8-31-2022	1,827,000	1,872,318
U.S. Treasury Note	1.63	11-15-2022	3,435,000	3,530,536
U.S. Treasury Note	1.63	12-15-2022	2,239,000	2,304,246
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,769,882
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,774,994
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,899,952
U.S. Treasury Note	1.63	2-15-2026	3,342,000	3,553,747
U.S. Treasury Note	1.63	5-15-2026	3,385,000	3,603,306
U.S. Treasury Note	1.63	9-30-2026	1,851,000	1,972,761
U.S. Treasury Note	1.63	10-31-2026	1,800,000	1,919,109
U.S. Treasury Note	1.63	11-30-2026	1,912,000	2,039,118
U.S. Treasury Note	1.63	8-15-2029	2,854,000	3,051,327
U.S. Treasury Note	1.75	11-30-2021	2,003,000	2,032,576
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,667,950
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,673,313
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,647,011
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,480,241
U.S. Treasury Note	1.75	5-31-2022	1,819,000	1,860,851
U.S. Treasury Note	1.75	6-15-2022	2,235,000	2,287,470
U.S. Treasury Note	1.75	6-30-2022	1,819,000	1,863,196
U.S. Treasury Note	1.75	7-15-2022	2,129,000	2,182,142
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,820,948
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,740,572
U.S. Treasury Note	1.75	5-15-2023	3,117,000	3,235,349
U.S. Treasury Note	1.75	6-30-2024	2,424,000	2,554,385
U.S. Treasury Note	1.75	7-31-2024	2,406,000	2,537,484
U.S. Treasury Note	1.75	12-31-2024	2,381,000	2,521,907
U.S. Treasury Note	1.75	12-31-2026	1,893,000	2,033,644
U.S. Treasury Note	1.75	11-15-2029	3,007,000	3,247,912
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,675,474
See accompanying notes to portfolio of investments

16  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.88%	1-31-2022	$ 1,826,000	$ 1,860,523
U.S. Treasury Note	1.88	2-28-2022	1,725,000	1,760,039
U.S. Treasury Note	1.88	3-31-2022	1,810,000	1,849,594
U.S. Treasury Note	1.88	4-30-2022	1,812,000	1,854,186
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,839,454
U.S. Treasury Note	1.88	7-31-2022	1,815,000	1,865,054
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,804,770
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,316,143
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,702,658
U.S. Treasury Note	1.88	8-31-2024	1,345,000	1,425,963
U.S. Treasury Note	1.88	6-30-2026	1,825,000	1,968,719
U.S. Treasury Note	1.88	7-31-2026	1,828,000	1,973,026
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,661,513
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,674,572
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,525,575
U.S. Treasury Note	2.00	12-31-2021	1,821,000	1,855,001
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,714,220
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,830,298
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,314,407
U.S. Treasury Note	2.00	11-30-2022	3,346,000	3,465,724
U.S. Treasury Note	2.00	2-15-2023	3,077,000	3,197,917
U.S. Treasury Note	2.00	4-30-2024	1,930,000	2,045,423
U.S. Treasury Note	2.00	5-31-2024	1,934,000	2,052,231
U.S. Treasury Note	2.00	6-30-2024	1,939,000	2,060,036
U.S. Treasury Note	2.00	2-15-2025	3,537,000	3,786,386
U.S. Treasury Note	2.00	8-15-2025	3,491,000	3,759,507
U.S. Treasury Note	2.00	11-15-2026	3,370,000	3,666,850
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,470,309
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,657,367
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,658,393
U.S. Treasury Note	2.13	5-15-2022	2,105,000	2,162,559
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,663,261
U.S. Treasury Note	2.13	12-31-2022	3,385,000	3,519,474
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,731,673
U.S. Treasury Note	2.13	2-29-2024	1,298,000	1,377,452
U.S. Treasury Note	2.13	3-31-2024	1,961,000	2,083,256
U.S. Treasury Note	2.13	7-31-2024	1,927,000	2,058,427
U.S. Treasury Note	2.13	5-15-2025	3,005,000	3,242,818
U.S. Treasury Note	2.13	5-31-2026	1,793,000	1,956,891
U.S. Treasury Note	2.25	7-31-2021	1,573,000	1,592,294
U.S. Treasury Note	2.25	4-15-2022	2,204,000	2,264,093
U.S. Treasury Note	2.25	12-31-2023	1,247,000	1,324,694
U.S. Treasury Note	2.25	1-31-2024	1,334,000	1,419,095
U.S. Treasury Note	2.25	4-30-2024	2,418,000	2,582,443
U.S. Treasury Note	2.25	10-31-2024	1,882,000	2,025,944
U.S. Treasury Note	2.25	11-15-2024	3,535,000	3,807,582
U.S. Treasury Note	2.25	12-31-2024	1,911,000	2,062,088
U.S. Treasury Note	2.25	11-15-2025	3,473,000	3,791,811
U.S. Treasury Note	2.25	3-31-2026	1,872,000	2,052,619
U.S. Treasury Note	2.25	2-15-2027	3,350,000	3,701,750
U.S. Treasury Note	2.25	8-15-2027	3,338,000	3,699,834
U.S. Treasury Note	2.25	11-15-2027	3,248,000	3,605,026
U.S. Treasury Note	2.38	3-15-2022	2,243,000	2,303,368
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,433,076
U.S. Treasury Note	2.38	2-29-2024	1,671,000	1,786,012
See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  17

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.38%	8-15-2024	$ 3,101,000	$ 3,341,812
U.S. Treasury Note	2.38	4-30-2026	1,812,000	2,000,420
U.S. Treasury Note	2.38	5-15-2027	3,375,000	3,763,257
U.S. Treasury Note	2.38	5-15-2029	3,295,000	3,721,805
U.S. Treasury Note	2.50	1-15-2022	2,241,000	2,295,884
U.S. Treasury Note	2.50	2-15-2022	2,245,000	2,304,721
U.S. Treasury Note	2.50	3-31-2023	2,278,000	2,398,485
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,825,463
U.S. Treasury Note	2.50	1-31-2024	1,876,000	2,009,738
U.S. Treasury Note	2.50	5-15-2024	3,424,000	3,689,226
U.S. Treasury Note	2.50	1-31-2025	1,936,000	2,111,223
U.S. Treasury Note	2.50	2-28-2026	1,888,000	2,092,583
U.S. Treasury Note	2.63	12-15-2021	2,277,000	2,331,168
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,485,336
U.S. Treasury Note	2.63	6-30-2023	2,304,000	2,445,660
U.S. Treasury Note	2.63	12-31-2023	2,404,000	2,579,980
U.S. Treasury Note	2.63	3-31-2025	1,884,000	2,069,603
U.S. Treasury Note	2.63	12-31-2025	1,914,000	2,128,054
U.S. Treasury Note	2.63	1-31-2026	1,869,000	2,081,161
U.S. Treasury Note	2.63	2-15-2029	3,512,000	4,029,608
U.S. Treasury Note	2.75	4-30-2023	2,279,000	2,416,630
U.S. Treasury Note	2.75	5-31-2023	2,334,000	2,480,057
U.S. Treasury Note	2.75	7-31-2023	2,347,000	2,503,956
U.S. Treasury Note	2.75	8-31-2023	2,402,000	2,567,231
U.S. Treasury Note	2.75	11-15-2023	3,078,000	3,306,085
U.S. Treasury Note	2.75	2-15-2024	2,325,000	2,511,182
U.S. Treasury Note	2.75	2-28-2025	1,955,000	2,154,547
U.S. Treasury Note	2.75	6-30-2025	1,959,000	2,171,888
U.S. Treasury Note	2.75	8-31-2025	2,020,000	2,245,593
U.S. Treasury Note	2.75	2-15-2028	3,068,000	3,516,695
U.S. Treasury Note	2.88	10-15-2021	2,081,000	2,125,790
U.S. Treasury Note	2.88	11-15-2021	2,137,000	2,187,754
U.S. Treasury Note	2.88	9-30-2023	2,444,000	2,625,295
U.S. Treasury Note	2.88	10-31-2023	2,318,000	2,495,110
U.S. Treasury Note	2.88	11-30-2023	2,370,000	2,556,175
U.S. Treasury Note	2.88	4-30-2025	1,884,000	2,092,859
U.S. Treasury Note	2.88	5-31-2025	1,939,000	2,157,062
U.S. Treasury Note	2.88	7-31-2025	1,949,000	2,175,191
U.S. Treasury Note	2.88	11-30-2025	1,880,000	2,110,373
U.S. Treasury Note	2.88	8-15-2028	3,133,000	3,637,584
U.S. Treasury Note	3.00	9-30-2025	1,994,000	2,243,484
U.S. Treasury Note	3.00	10-31-2025	1,814,000	2,044,435
U.S. Treasury Note	3.13	11-15-2028	3,621,000	4,285,086
U.S. Treasury Note	6.00	2-15-2026	445,000	572,312
U.S. Treasury Note	6.25	8-15-2023	378,000	438,421
U.S. Treasury Note	6.50	11-15-2026	296,000	399,207
U.S. Treasury Note	6.63	2-15-2027	215,000	294,550
U.S. Treasury Note	6.75	8-15-2026	221,000	298,402
U.S. Treasury Note	7.13	2-15-2023	260,000	298,492
U.S. Treasury Note	7.25	8-15-2022	261,000	291,137
U.S. Treasury Note	7.50	11-15-2024	240,000	307,247
U.S. Treasury Note	7.63	11-15-2022	140,000	159,616
U.S. Treasury Note	7.63	2-15-2025	216,000	281,104
See accompanying notes to portfolio of investments

18  |  Wells Fargo Index Asset Allocation Fund

Portfolio of investments—December 31, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note		8.00%	11-15-2021	$ 511,000	$ 545,732
U.S. Treasury Note		8.13	8-15-2021	175,000	183,641
Total U.S. Treasury securities (Cost $549,271,070)					592,968,549
		Yield		Shares
Short-term investments: 1.16%
Investment companies: 1.16%
Securities Lending Cash Investments LLC ♠‡∞		0.16		653,600	653,600
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03		17,774,101	17,774,101
Total Short-term investments (Cost $18,427,701)					18,427,701
Total investments in securities (Cost $886,984,457)	98.71%				1,562,623,738
Other assets and liabilities, net	1.29				20,451,657
Total net assets	100.00%				$1,583,075,395

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
‡	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
LIBOR	London Interbank Offered Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Common stocks
Financials
Banks
Wells Fargo & Company	$3,071,582	$45,061	$(240,965)	$(17,745)	$891,962	$3,749,895	0.24%	124,251	$13,275
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	727,900	3,038,025	(3,112,325)	0	0	653,600		653,600	234#
Wells Fargo Government Money Market Fund Select Class	46,480,772	71,682,703	(100,389,374)	0	0	17,774,101		17,774,101	1,508
						18,427,701	1.16
				$(17,745)	$891,962	$22,177,596	1.40%		$15,017

See accompanying notes to portfolio of investments

Wells Fargo Index Asset Allocation Fund  |  19

Portfolio of investments—December 31, 2020 (unaudited)
#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	388	3-19-2021	$71,022,360	$72,726,720	$1,704,360	$0
10-Year U.S. Treasury Notes	1,428	3-22-2021	196,710,997	197,175,563	464,566	0
U.S. Treasury Bond	26	3-22-2021	4,508,038	4,502,875	0	(5,163)
U.S. Ultra Bond	79	3-22-2021	16,866,434	16,871,438	5,003	0
2-Year U.S. Treasury Notes	65	3-31-2021	14,356,421	14,363,477	7,055	0
5-Year U.S. Treasury Notes	80	3-31-2021	10,084,674	10,093,125	8,452	0
Short
5-Year U.S. Treasury Notes	(29)	3-31-2021	(3,652,189)	(3,658,758)	0	(6,569)
					$2,189,436	$(11,732)
See accompanying notes to portfolio of investments

20  |  Wells Fargo Index Asset Allocation Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Wells Fargo Index Asset Allocation Fund  |  21

Notes to portfolio of investments—December 31, 2020 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$35,340	$0	$35,340
Common stocks
Communication services	$102,275,461	$0	$0	$102,275,461
Consumer discretionary	$121,096,651	$0	$0	$121,096,651
Consumer staples	$61,963,311	$0	$0	$61,963,311
Energy	$21,715,768	$0	$0	$21,715,768
Financials	$99,383,867	$0	$0	$99,383,867
Health care	$128,048,529	$0	$0	$128,048,529
Industrials	$79,936,210	$0	$0	$79,936,210
Information technology	$262,396,200	$0	$0	$262,396,200
Materials	$25,044,716	$0	$0	$25,044,716
Real estate	$23,040,049	$0	$0	$23,040,049
Utilities	$26,286,537	$0	$0	$26,286,537
Non-agency mortgage-backed securities	$0	$4,849	$0	$4,849
U.S. Treasury securities	$592,968,549	$0	$0	$592,968,549
Short-term investments
Investment companies	$18,427,701	$0	$0	$18,427,701
	1,562,583,549	40,189	0	1,562,623,738
Futures contracts	$2,189,436	$0	$0	$2,189,436
Total assets	$1,564,772,985	$40,189	$0	$1,564,813,174
Liabilities
Futures contracts	$11,732	$0	$0	$11,732
Total liabilities	$11,732	$0	$0	$11,732
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
As of December 31, 2020, the Fund had segregated $5,452,235 as cash collateral for these open futures contracts.
For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

22  |  Wells Fargo Index Asset Allocation Fund